Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Basic earnings per share
Net income attributable to common shareholders	$ 11,048	$ 10,203	$ 8,680
Weighted-average number of common shares outstanding (millions)	1,835.4	1,850.6	1,853.4
Basic earnings per share (Canadian dollars)	$ 6.02	$ 5.51	$ 4.68
Diluted earnings per share
Net income attributable to common shareholders	$ 11,048	$ 10,203	$ 8,680
Net income available to common shareholders including impact of dilutive securities	$ 11,048	$ 10,203	$ 8,680
Weighted-average number of common shares outstanding (millions)	1,835.4	1,850.6	1,853.4
Stock options potentially exercisable (millions)1	4.1	4.2	3.4
Weighted-average number of common shares outstanding - diluted (millions)	1,839.5	1,854.8	1,856.8
Diluted earnings per share (Canadian dollars)1	$ 6.01	$ 5.50	$ 4.67